Right-of-Use Asset/Lease Liability - Schedule of Maturity Profile of the Lease Liability (Details) - MYR (RM)	Dec. 31, 2025	Jun. 30, 2025
Schedule of Maturity Profile of the Lease Liability [Line Items]
Total	RM 209,000	RM 11,000
Weighted average incremental borrowing rate [Member]
Schedule of Maturity Profile of the Lease Liability [Line Items]
Weighted average incremental borrowing rate	4.76%	5.02%
Within one year [Member]
Schedule of Maturity Profile of the Lease Liability [Line Items]
Total	RM 132,000	RM 11,000
One to five years [Member]
Schedule of Maturity Profile of the Lease Liability [Line Items]
Total	RM 77,000